GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 94,763	ACProducts Holdings Inc(b) 4.75%, 05/17/2028 3-mo. LIBOR + 4.62%	$ 94,593
339,150	Adient US LLC(b) 3.58%, 04/10/2028 1-mo. LIBOR + 3.50%	339,029
845,000	Air Medical(b) 9.41%, 10/02/2025 3-mo. LIBOR + 9.28%	846,811
229,425	Alpha 3 BV(b) 3.00%, 03/18/2028 3-mo. LIBOR + 2.87%	229,024
1,200,000	American Airlines Inc(b) 5.50%, 04/20/2028 1-mo. LIBOR + 5.42%	1,239,557
	Arches Buyer Inc(b)
539,857	4.08%,11/24/2027 1-mo. LIBOR + 4.00%	536,708
635,000	3.75%,12/06/2027 1-mo. LIBOR + 3.67%	631,296
462,303	Ascend Learning LLC(b) 3.08%, 07/12/2024 1-mo. LIBOR + 3.00%	462,014
	Asurion LLC(b)
215,000	3.33%,07/31/2027 1-mo. LIBOR + 3.25%	211,721
194,655	3.33%,07/31/2027 1-mo. LIBOR + 3.25%	191,687
720,000	5.33%,01/20/2029 1-mo. LIBOR + 5.25%	717,450
	Boxer Parent Co Inc(b)
715,000	3.88%,10/02/2025 3-mo. LIBOR + 3.75%	710,531
237,285	4.33%,10/02/2025 1-mo. LIBOR + 4.25%	235,802
2,252,916	Brand Industrial Services Inc(b) 5.25%, 06/21/2024 1-mo. LIBOR + 5.17%	2,232,500
576,556	BWay Holding Co(b) 3.33%, 04/03/2024 1-mo. LIBOR + 3.25%	564,214
	Cengage Learning Inc(b)
738,260	5.25%,06/07/2023 3-mo. LIBOR + 5.12%	742,505
26,740	5.75%,07/14/2026 1-mo. LIBOR + 5.67%	26,893
1,289,359	ChampionX Holding Inc(b) 6.00%, 06/03/2027 1-mo. LIBOR + 5.92%	1,308,699
	Clarios Global LP(b)
510,000	3.33%,04/30/2026 3-mo. LIBOR + 3.20%	507,450
95,884	3.58%,04/30/2026 1-mo. LIBOR + 3.50%	94,895
1,302,814	Clear Channel Outdoor Holdings Inc(b) 3.63%, 08/21/2026 3-mo. LIBOR + 3.50%	1,274,537
	CP Atlas Buyer Inc(b)
477,545	4.58%,11/20/2027 1-mo. LIBOR + 4.50%	476,127
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 160,250	4.58%,11/21/2027 1-mo. LIBOR + 4.50%	$ 159,774
460,000	4.25%,11/23/2027 1-mo. LIBOR + 4.17%	459,448
564,402	CPG International LLC(b) 3.25%, 05/06/2024 3-mo. LIBOR + 3.12%	564,100
543,637	CQP Holdco LP(b) 4.25%, 06/05/2028 1-mo. LIBOR + 4.17%	541,463
295,000	Diamond BC BV(b) 3.09%, 09/14/2028 1-mo. LIBOR + 3.01%	295,221
500,000	DIRECTV Financing LLC(b) 5.75%, 08/02/2027 3-mo. LIBOR + 5.62%	500,261
321,750	Epicor Software Corp(b) 4.33%, 07/30/2027 1-mo. LIBOR + 4.25%	321,533
232,650	Filtration Group Corp(b) 3.84%, 03/29/2025 1-mo. LIBOR + 3.76%	232,899
267,955	Garda World Security Corp(b) 4.83%, 10/23/2026 1-mo. LIBOR + 4.75%	267,908
308,306	GFL Environmental Inc(b) 3.08%, 05/30/2025 1-mo. LIBOR + 3.00%	308,777
810,925	Global Medical Response Inc(b) 4.58%, 09/24/2025 1-mo. LIBOR + 4.50%	812,518
313,425	Greeneden US Holdings II LLC(b) 4.75%, 12/01/2027 1-mo. LIBOR + 4.67%	314,404
30,000	Herens Holdco SARL(b) 4.75%, 07/03/2028 6-mo. LIBOR + 4.59%	30,052
216,711	HUB International Ltd(b) 4.09%, 04/25/2025 1-mo. LIBOR + 4.01%	214,589
	iHeartCommunications Inc(b)
146,371	3.08%,05/01/2026 1-mo. LIBOR + 3.00%	145,243
1,050,000	3.75%,05/01/2026 1-mo. LIBOR + 3.67%	1,049,475
245,190	4.09%,05/01/2026 1-mo. LIBOR + 4.01%	245,067
138,950	IRB Holding Corp(b) 4.25%, 12/15/2027 3-mo. LIBOR + 4.12%	139,173
493,763	Jazz Financing SARL(b) 4.00%, 05/05/2028 1-mo. LIBOR + 3.92%	494,380
264,338	Klockner Pentaplast of America Inc(b) 5.25%, 02/12/2026 6-mo. LIBOR + 5.09%	264,337
1,132,162	MajorDrive Holdings IV LLC(b) 4.50%, 05/12/2028 3-mo. LIBOR + 4.37%	1,133,931

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 21,296	Navistar Inc(b) 3.50%, 11/06/2024 1-mo. LIBOR + 3.42%	$ 21,252
465,000	Olympus Water US Holding Corp(b) 3.83%, 10/01/2028 1 mo. LIBOR + 3.75%	465,604
503,738	One Call Corp(b) 6.25%, 04/22/2027 1-mo. LIBOR + 6.17%	505,627
426,061	Ortho-Clinical Diagnostics Inc(b) 3.09%, 06/30/2025 3-mo. LIBOR + 2.96%	425,475
215,575	Ply Gem Midco Inc(b) 3.83%, 04/12/2025 1-mo. LIBOR + 3.75%	214,901
535,000	Polaris Newco LLC(b) 4.50%, 06/02/2028 3-mo. LIBOR + 4.37%	536,070
450,760	Quorum Health Corp(b) 8.00%, 04/29/2025 1-mo. LIBOR + 7.92%	451,135
252,551	Robertshaw US Holding Corp(b)(c) 4.50%, 02/28/2025 1-mo. LIBOR + 4.42%	244,343
1,939,720	Rocket Software Inc(b) 4.75%, 11/28/2025 1-mo. LIBOR + 4.67%	1,921,939
415,063	SCIH Salt Holdings Inc(b) 4.75%, 03/16/2027 1-mo. LIBOR + 4.67%	415,322
674,722	Solenis International LP(b)(c) 4.14%, 06/26/2025 2-mo. LIBOR + 4.02%	673,941
284,842	Starfruit Finco BV(b) 3.08%, 10/01/2025 1-mo. LIBOR + 3.00%	282,655
	Terrier Media Buyer Inc(b)
425,000	3.58%,12/17/2026 1-mo. LIBOR + 3.50%	423,997
259,511	4.33%,12/17/2026 1-mo. LIBOR + 4.25%	242,643
50,000	4.37%,12/17/2026 3-mo. LIBOR + 4.24%	49,882
245,000	ThyssenKrupp Elevator(b) 3.58%, 07/31/2027 1-mo. LIBOR + 3.50%	245,421
1,884,651	Titan Acquisition Ltd(b) 3.17%, 03/28/2025 3-mo. LIBOR + 3.04%	1,851,670
119,400	TMS International Corp(b) 3.75%, 08/14/2024 1-mo. LIBOR + 3.67%	119,102
405,908	UKG Inc(b) 4.08%, 05/04/2026 1-mo. LIBOR + 4.00%	406,618
130,000	Ultimate Software Group Inc(b) 7.50%, 05/03/2027 1-mo. LIBOR + 7.42%	132,058
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$1,257,210	United AirLines Inc(b) 4.50%, 04/21/2028 2-mo. LIBOR + 4.39%	$ 1,264,896
567,834	Vertiv Group Corp(b)(c) 3.13%, 03/02/2027 3-mo. LIBOR + 3.00%	564,019
629,540	Werner Finco LP(b) 5.00%, 07/24/2024 3-mo. LIBOR + 4.87%	629,540
317,600	White Cap Buyer LLC(b) 4.50%, 10/19/2027 1-mo. LIBOR + 4.42%	318,262
TOTAL BANK LOANS — 7.12% (Cost $34,446,076)		$34,574,968
CORPORATE BONDS AND NOTES
Basic Materials — 4.55%
530,000	Allegheny Technologies Inc 7.88%, 08/15/2023	596,250
1,170,000	ArcelorMittal SA 7.00%, 10/15/2039	1,651,162
425,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	413,312
314,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	339,513
	CF Industries Inc
1,615,000	4.95%, 06/01/2043	1,946,172
200,000	5.38%, 03/15/2044	253,868
275,000	Coeur Mining Inc(d)(e) 5.13%, 02/15/2029	264,014
	Compass Minerals International Inc(d)
235,000	4.88%, 07/15/2024	244,694
975,000	6.75%, 12/01/2027	1,034,719
90,000	CVR Partners LP / CVR Nitrogen Finance Corp(d) 6.13%, 06/15/2028	94,388
415,000	Diamond BC BV(d) 4.63%, 10/01/2029	421,225
450,000	First Quantum Minerals Ltd(d) 6.88%, 03/01/2026	468,000
	Freeport-McMoRan Inc
445,000	4.38%, 08/01/2028	465,581
780,000	4.63%, 08/01/2030(e)	843,375
1,550,000	5.45%, 03/15/2043	1,908,437
950,000	GCP Applied Technologies Inc(d) 5.50%, 04/15/2026	971,375
1,410,000	Herens Holdco Sarl(d) 4.75%, 05/15/2028	1,417,050
	Hudbay Minerals Inc(d)
160,000	4.50%, 04/01/2026	158,400
475,000	6.13%, 04/01/2029	497,489
325,000	Ingevity Corp(d) 3.88%, 11/01/2028	324,188
415,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(d) 4.25%, 12/15/2025	433,675

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 990,000	Mercer International Inc 5.13%, 02/01/2029	$ 1,011,037
260,000	NOVA Chemicals Corp(d) 4.25%, 05/15/2029	260,000
	Novelis Corp(d)
100,000	3.25%, 11/15/2026	101,418
740,000	4.75%, 01/30/2030	778,998
100,000	3.88%, 08/15/2031	98,905
460,000	Olympus Water US Holding Corp(d) 4.25%, 10/01/2028	453,318
1,110,000	SCIH Salt Holdings Inc(d) 4.88%, 05/01/2028	1,115,550
520,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(d) 5.13%, 04/01/2029	523,900
300,000	Tronox Inc(d) 4.63%, 03/15/2029	298,500
780,000	United States Steel Corp 6.88%, 03/01/2029	831,648
445,000	Valvoline Inc(d) 4.25%, 02/15/2030	461,376
	WR Grace Holdings LLC(d)
465,000	5.63%, 10/01/2024	509,175
390,000	4.88%, 06/15/2027	400,483
500,000	5.63%, 08/15/2029	515,005
		22,106,200
Communications — 12.85%
250,000	Altice Financing SA(d) 5.00%, 01/15/2028	241,056
	Altice France SA(d)
560,000	5.13%, 07/15/2029	549,066
1,730,000	5.50%, 10/15/2029	1,712,497
	Altice SA(d)
480,000	10.50%, 05/15/2027	524,928
665,000	5.50%, 01/15/2028	676,122
340,000	Arches Buyer Inc(d) 4.25%, 06/01/2028	344,721
	Audacy Capital Corp(d)(e)
205,000	6.50%, 05/01/2027	209,682
1,420,000	6.75%, 03/31/2029	1,431,246
1,265,000	Beasley Mezzanine Holdings LLC(d) 8.63%, 02/01/2026	1,290,300
	CCO Holdings LLC / CCO Holdings Capital Corp
191,000	5.50%, 05/01/2026(d)	196,974
455,000	5.00%, 02/01/2028(d)	474,975
2,885,000	5.38%, 06/01/2029(d)	3,115,800
1,755,000	4.75%, 03/01/2030(d)	1,834,809
185,000	4.50%, 08/15/2030(d)	190,868
265,000	4.50%, 05/01/2032	272,950
2,075,000	Clear Channel Worldwide Holdings Inc(d) 5.13%, 08/15/2027	2,147,231
180,000	CommScope Inc(d) 6.00%, 03/01/2026	186,899
Principal Amount(a)		Fair Value
Communications — (continued)
$ 135,000	CommScope Technologies LLC(d) 6.00%, 06/15/2025	$ 136,688
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	380,950
1,090,000	5.25%, 06/01/2024	1,167,586
945,000	7.50%, 04/01/2028(d)	1,021,334
	Diamond Sports Group LLC / Diamond Sports Finance Co(d)
545,000	5.38%, 08/15/2026	359,700
370,000	6.63%, 08/15/2027(e)	161,875
1,210,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc(d) 5.88%, 08/15/2027	1,262,937
	DISH DBS Corp
310,000	5.88%, 11/15/2024	333,337
1,590,000	7.75%, 07/01/2026	1,795,468
855,000	5.13%, 06/01/2029	837,720
1,530,000	Embarq Corp 8.00%, 06/01/2036	1,640,757
1,835,000	Frontier Communications Holdings LLC(d) 5.88%, 10/15/2027	1,949,687
	iHeartCommunications Inc
974,691	6.38%, 05/01/2026	1,028,445
252	8.38%, 05/01/2027	269
120,000	5.25%, 08/15/2027(d)	124,687
	Level 3 Financing Inc
580,000	5.25%, 03/15/2026	598,560
280,000	4.63%, 09/15/2027(d)	288,064
435,000	4.25%, 07/01/2028(d)	438,363
1,055,000	3.63%, 01/15/2029(d)	1,022,031
	Match Group Holdings II LLC(d)
1,187,000	5.00%, 12/15/2027	1,242,463
510,000	4.63%, 06/01/2028	533,192
160,000	4.13%, 08/01/2030	166,600
290,000	3.63%, 10/01/2031	286,558
1,015,000	Mav Acquisition Corp(d) 5.75%, 08/01/2028	997,237
	Meredith Corp
370,000	6.50%, 07/01/2025	395,900
393,000	6.88%, 02/01/2026	405,773
325,000	Millennium Escrow Corp(d) 6.63%, 08/01/2026	334,734
	Netflix Inc
45,000	5.88%, 02/15/2025	51,288
385,000	4.88%, 04/15/2028	443,713
1,060,000	5.88%, 11/15/2028	1,298,924
635,000	5.38%, 11/15/2029(d)	769,144
1,160,000	4.88%, 06/15/2030(d)	1,365,900
740,000	News Corp(d) 3.88%, 05/15/2029	760,350
	Nexstar Media Inc(d)
625,000	5.63%, 07/15/2027	661,234
790,000	4.75%, 11/01/2028(e)	819,514
600,000	Plantronics Inc(d)(e) 4.75%, 03/01/2029	561,798

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 140,000	Quebecor Media Inc 5.75%, 01/15/2023	$ 148,050
640,000	Scripps Escrow II Inc(d)(e) 3.88%, 01/15/2029	642,234
	Sinclair Television Group Inc(d)
370,000	5.50%, 03/01/2030(e)	367,003
620,000	4.13%, 12/01/2030	606,050
	Sirius XM Radio Inc(d)
1,320,000	4.00%, 07/15/2028	1,342,275
75,000	4.13%, 07/01/2030	75,348
1,125,000	3.88%, 09/01/2031	1,098,984
955,000	Spanish Broadcasting System Inc(d)(e) 9.75%, 03/01/2026	997,474
1,785,000	Sprint Capital Corp 6.88%, 11/15/2028	2,284,800
	Sprint Corp
1,255,000	7.88%, 09/15/2023	1,402,274
1,260,000	7.63%, 03/01/2026	1,526,774
	T-Mobile USA Inc
40,000	5.38%, 04/15/2027	42,020
815,000	4.75%, 02/01/2028	865,938
195,000	2.63%, 02/15/2029	197,059
165,000	3.88%, 04/15/2030	182,187
1,610,000	2.88%, 02/15/2031	1,623,685
1,615,000	Townsquare Media Inc(d) 6.88%, 02/01/2026	1,694,232
765,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	810,900
	Univision Communications Inc(d)
215,000	9.50%, 05/01/2025	233,275
390,000	6.63%, 06/01/2027	423,638
1,230,000	4.50%, 05/01/2029	1,249,987
705,000	Urban One Inc(d) 7.38%, 02/01/2028	755,876
	Videotron Ltd(d)
395,000	5.13%, 04/15/2027	408,825
825,000	3.63%, 06/15/2029(e)	836,344
200,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	205,095
540,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	558,257
755,000	Ziggo BV(d) 5.50%, 01/15/2027	780,481
		62,401,969
Consumer, Cyclical — 11.37%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
330,000	3.88%, 01/15/2028	333,251
260,000	4.38%, 01/15/2028	263,955
2,150,000	4.00%, 10/15/2030	2,128,500
200,000	Adient Global Holdings Ltd(d)(e) 4.88%, 08/15/2026	204,754
50,000	Air Canada(d) 3.88%, 08/15/2026	50,453
	Allison Transmission Inc(d)
720,000	4.75%, 10/01/2027	748,800
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 895,000	3.75%, 01/30/2031	$ 870,387
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
405,000	5.50%, 04/20/2026	425,756
405,000	5.75%, 04/20/2029	436,387
	American Builders & Contractors Supply Co Inc(d)
335,000	4.00%, 01/15/2028	342,119
835,000	3.88%, 11/15/2029	832,662
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(d)	59,631
420,000	7.50%, 06/15/2029	478,999
475,000	6.63%, 10/01/2030(d)	539,125
910,000	6.75%, 07/01/2036	1,128,400
	Beacon Roofing Supply Inc(d)
225,000	4.50%, 11/15/2026(e)	234,000
290,000	4.13%, 05/15/2029	288,188
	Boyd Gaming Corp
400,000	4.75%, 12/01/2027(e)	412,276
925,000	4.75%, 06/15/2031(d)	953,906
	Brookfield Residential Properties Inc / Brookfield Residential US LLC(d)
170,000	6.25%, 09/15/2027	178,716
455,000	5.00%, 06/15/2029	465,260
242,000	Caesars Resort Collection LLC / CRC Finco Inc(d) 5.25%, 10/15/2025	245,291
	Cinemark USA Inc(d)
75,000	8.75%, 05/01/2025	80,438
1,040,000	5.88%, 03/15/2026	1,050,400
485,000	5.25%, 07/15/2028	477,725
571,000	Clarios Global LP(d) 6.75%, 05/15/2025	602,405
580,000	Delta Air Lines Inc / SkyMiles IP Ltd(d) 4.75%, 10/20/2028	646,700
150,000	Empire Communities Corp(d) 7.00%, 12/15/2025	156,750
	Ford Motor Co
520,000	9.00%, 04/22/2025	625,316
840,000	7.45%, 07/16/2031	1,096,074
	Ford Motor Credit Co LLC
2,215,000	5.13%, 06/16/2025	2,406,044
270,000	4.27%, 01/09/2027	287,329
260,000	2.90%, 02/16/2028	259,675
1,330,000	5.11%, 05/03/2029	1,486,275
5,850,000	4.00%, 11/13/2030	6,083,999
	Hanesbrands Inc(d)
760,000	4.63%, 05/15/2024	801,253
160,000	5.38%, 05/15/2025	167,501
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	434,183
200,000	IRB Holding Corp(d) 7.00%, 06/15/2025	212,345

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d) 4.75%, 06/01/2027	$ 120,061
1,530,000	Levi Strauss & Co(d) 3.50%, 03/01/2031	1,545,300
	Live Nation Entertainment Inc(d)
155,000	4.88%, 11/01/2024	156,731
580,000	5.63%, 03/15/2026	600,300
1,030,000	6.50%, 05/15/2027	1,133,000
70,000	4.75%, 10/15/2027	71,136
	Mattamy Group Corp(d)
960,000	5.25%, 12/15/2027	1,003,200
695,000	4.63%, 03/01/2030	710,189
	Mattel Inc(d)
80,000	3.38%, 04/01/2026	82,488
385,000	5.88%, 12/15/2027	417,244
960,000	3.75%, 04/01/2029(e)	1,000,800
	Newell Brands Inc
220,000	4.88%, 06/01/2025	242,814
1,795,000	4.70%, 04/01/2026	1,979,041
1,245,000	Penn National Gaming Inc(d) 5.63%, 01/15/2027	1,282,350
1,015,000	PM General Purchaser LLC(d) 9.50%, 10/01/2028	1,071,454
775,000	PulteGroup Inc 7.88%, 06/15/2032	1,115,031
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(d) 4.88%, 11/01/2026	142,975
	Scotts Miracle-Gro Co
750,000	4.50%, 10/15/2029	783,750
1,285,000	4.38%, 02/01/2032(d)	1,295,441
385,000	Six Flags Entertainment Corp(d) 5.50%, 04/15/2027	397,513
965,000	Six Flags Theme Parks Inc(d) 7.00%, 07/01/2025	1,027,725
2,060,000	Staples Inc(d) 7.50%, 04/15/2026	2,089,304
365,000	Station Casinos LLC(d) 4.50%, 02/15/2028	370,785
460,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	460,000
	Taylor Morrison Communities Inc(d)
315,000	5.75%, 01/15/2028	350,910
460,000	5.13%, 08/01/2030	495,084
	United Airlines Inc(d)
170,000	4.38%, 04/15/2026	174,463
375,000	4.63%, 04/15/2029	387,544
490,000	Univar Solutions USA Inc/Washington(d) 5.13%, 12/01/2027	514,475
705,000	Victoria's Secret & Co(d) 4.63%, 07/15/2029	718,554
790,000	Wolverine World Wide Inc(d) 4.00%, 08/15/2029	797,900
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 700,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d)(e) 5.25%, 05/15/2027	$ 706,986
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	121,327
1,855,000	5.13%, 10/01/2029	1,868,912
	Yum! Brands Inc
1,160,000	4.75%, 01/15/2030(d)	1,257,231
195,000	3.63%, 03/15/2031	196,041
		55,183,287
Consumer, Non-Cyclical — 13.07%
325,000	180 Medical Inc 3.88%, 10/15/2029	325,000
1,460,000	ADT Security Corp(d) 4.13%, 08/01/2029	1,451,080
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
390,000	7.50%, 03/15/2026	421,200
765,000	4.63%, 01/15/2027	802,511
1,850,000	4.88%, 02/15/2030	1,993,375
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(d) 4.63%, 06/01/2028	199,376
590,000	Bausch Health Americas Inc(d) 8.50%, 01/31/2027	628,468
	Bausch Health Cos Inc(d)
938,000	6.13%, 04/15/2025	957,370
200,000	7.00%, 01/15/2028	204,940
3,275,000	4.88%, 06/01/2028	3,393,719
160,000	5.00%, 02/15/2029	149,000
1,335,000	6.25%, 02/15/2029	1,321,009
835,000	7.25%, 05/30/2029	855,750
625,000	Carriage Services Inc(d) 4.25%, 05/15/2029	625,687
	Centene Corp
930,000	4.63%, 12/15/2029	1,013,514
2,565,000	3.00%, 10/15/2030	2,629,125
	Charles River Laboratories International Inc(d)
395,000	3.75%, 03/15/2029	403,394
775,000	4.00%, 03/15/2031	811,991
	CHS / Community Health Systems Inc(d)
570,000	6.63%, 02/15/2025	596,362
210,000	8.00%, 03/15/2026	222,700
155,000	5.63%, 03/15/2027	162,305
1,505,000	6.00%, 01/15/2029	1,595,300
1,245,000	Elanco Animal Health Inc 5.90%, 08/28/2028	1,456,650
575,000	Endo Luxembourg Finance Co I SARL / Endo US Inc(d) 6.13%, 04/01/2029	575,000
500,000	Garda World Security Corp(d) 4.63%, 02/15/2027	500,000

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Gartner Inc(d)
$ 525,000	3.63%, 06/15/2029	$ 528,990
450,000	3.75%, 10/01/2030	463,140
195,000	Global Medical Response Inc(d) 6.50%, 10/01/2025	201,581
	HCA Inc
855,000	5.38%, 09/01/2026	978,248
630,000	5.63%, 09/01/2028	749,511
2,010,000	3.50%, 09/01/2030	2,129,374
330,000	IHS Markit Ltd 4.75%, 08/01/2028	386,381
365,000	Innoviva Inc 2.50%, 08/15/2025	438,394
2,190,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	2,269,497
	Kraft Heinz Foods Co
1,108,000	3.00%, 06/01/2026	1,167,102
2,525,000	3.75%, 04/01/2030	2,751,252
510,000	5.00%, 07/15/2035	627,180
	Lamb Weston Holdings Inc(d)
50,000	4.63%, 11/01/2024	50,854
835,000	4.88%, 11/01/2026	855,474
975,000	4.88%, 05/15/2028	1,071,769
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)(f)(g) 10.00%, 04/15/2025	189,150
620,000	Mozart Debt Merger Sub 5.25%, 10/01/2029	620,000
1,430,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	1,483,196
675,000	Nielsen Co SARL(d)(e) 5.00%, 02/01/2025	691,031
	Nielsen Finance LLC / Nielsen Finance Co(d)
310,000	5.63%, 10/01/2028	321,625
870,000	4.50%, 07/15/2029	850,686
1,000,000	4.75%, 07/15/2031	972,760
	Organon & Co / Organon Foreign Debt Co-Issuer BV(d)
1,255,000	4.13%, 04/30/2028	1,280,100
200,000	5.13%, 04/30/2031	210,070
480,000	Owens & Minor Inc(d) 4.50%, 03/31/2029	484,800
	Prime Security Services Borrower LLC / Prime Finance Inc(d)
200,000	3.38%, 08/31/2027	191,876
365,000	6.25%, 01/15/2028	377,330
1,000,000	Sabre Global Inc(d) 9.25%, 04/15/2025	1,155,790
	Service Corp International
290,000	7.50%, 04/01/2027	353,800
710,000	5.13%, 06/01/2029	771,876
145,000	3.38%, 08/15/2030	144,706
1,710,000	4.00%, 05/15/2031	1,767,712
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$1,125,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	$ 1,174,219
	Spectrum Brands Inc(d)
965,000	5.00%, 10/01/2029	1,037,375
585,000	3.88%, 03/15/2031	591,087
1,140,000	Square Inc(d) 3.50%, 06/01/2031	1,169,332
	Tenet Healthcare Corp
149,000	4.63%, 07/15/2024	151,235
95,000	7.50%, 04/01/2025(d)	100,819
1,230,000	4.88%, 01/01/2026(d)	1,272,952
955,000	6.25%, 02/01/2027(d)	990,812
960,000	5.13%, 11/01/2027(d)	1,000,800
2,635,000	4.25%, 06/01/2029(d)	2,674,525
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	257,863
430,000	7.13%, 01/31/2025	470,313
2,390,000	6.75%, 03/01/2028(e)	2,730,575
		63,451,988
Energy — 12.14%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(d) 7.88%, 05/15/2026	377,240
	Antero Resources Corp(d)
1,059,000	8.38%, 07/15/2026	1,199,561
145,000	7.63%, 02/01/2029	162,110
125,000	5.38%, 03/01/2030	131,644
	Apache Corp
170,000	4.63%, 11/15/2025	182,750
940,000	4.88%, 11/15/2027	1,025,089
1,045,000	4.38%, 10/15/2028	1,129,906
880,000	5.10%, 09/01/2040	985,582
170,000	Baytex Energy Corp(d) 5.63%, 06/01/2024	170,952
	Buckeye Partners LP
155,000	3.95%, 12/01/2026	158,100
805,000	4.50%, 03/01/2028(d)	817,075
240,000	5.85%, 11/15/2043	240,216
1,415,000	Callon Petroleum Co(d) 9.00%, 04/01/2025	1,530,047
660,000	Cenovus Energy Inc 6.75%, 11/15/2039	897,961
680,000	Centennial Resource Production LLC(d) 6.88%, 04/01/2027	692,740
214,000	ChampionX Corp 6.38%, 05/01/2026	222,560
	Cheniere Energy Partners LP(d)
310,000	4.00%, 03/01/2031	324,632
60,000	3.25%, 01/31/2032	60,198
	Comstock Resources Inc(d)
170,000	7.50%, 05/15/2025	176,729
1,020,000	6.75%, 03/01/2029	1,101,600
665,000	5.88%, 01/15/2030	691,600

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Continental Resources Inc
$ 520,000	4.50%, 04/15/2023	$ 538,850
1,110,000	4.38%, 01/15/2028	1,227,937
475,000	5.75%, 01/15/2031(d)	574,156
980,000	4.90%, 06/01/2044	1,097,600
575,000	CrownRock LP / CrownRock Finance Inc(d) 5.00%, 05/01/2029	600,358
	DCP Midstream Operating LP
925,000	5.63%, 07/15/2027	1,052,188
440,000	5.13%, 05/15/2029	495,113
430,000	6.75%, 09/15/2037(d)	554,700
	Devon Energy Corp
272,000	5.25%, 10/15/2027(d)	289,109
390,000	7.88%, 09/30/2031	551,876
275,000	7.95%, 04/15/2032	389,818
755,000	5.60%, 07/15/2041	940,770
25,000	Diamondback Energy Inc 3.25%, 12/01/2026	26,771
	DT Midstream Inc(d)
135,000	4.13%, 06/15/2029	136,898
185,000	4.38%, 06/15/2031	190,550
1,160,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	1,186,100
	Endeavor Energy Resources LP / EER Finance Inc(d)
460,000	6.63%, 07/15/2025	484,725
1,825,000	5.75%, 01/30/2028	1,920,812
1,605,000	Energy Transfer LP(h) 6.63%, Perpetual	1,560,862
570,000	EnLink Midstream LLC(d) 5.63%, 01/15/2028	606,902
	EQT Corp
40,000	5.00%, 01/15/2029	45,038
1,245,000	7.50%, 02/01/2030	1,602,564
60,000	Global Partners LP / GLP Finance Corp 6.88%, 01/15/2029	62,278
	Hess Midstream Operations LP(d)
755,000	5.63%, 02/15/2026	783,313
510,000	5.13%, 06/15/2028	532,721
830,000	4.25%, 02/15/2030	839,338
	Hilcorp Energy I LP / Hilcorp Finance Co(d)
100,000	5.75%, 02/01/2029	102,750
100,000	6.00%, 02/01/2031	102,750
665,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	674,310
500,000	ITT Holdings LLC(d) 6.50%, 08/01/2029	504,375
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	142,631
	MEG Energy Corp(d)
365,000	6.50%, 01/15/2025	375,574
255,000	5.88%, 02/01/2029	260,738
Principal Amount(a)		Fair Value
Energy — (continued)
$ 674,000	Nabors Industries Inc(d) 9.00%, 02/01/2025	$ 697,590
630,000	NextEra Energy Partners LP(d)(i) (1.37%), 11/15/2025	667,800
515,000	Northriver Midstream Finance LP(d) 5.63%, 02/15/2026	535,716
425,000	Oasis Petroleum Inc(d) 6.38%, 06/01/2026	445,188
	Occidental Petroleum Corp
905,000	6.63%, 09/01/2030	1,115,412
690,000	6.13%, 01/01/2031(e)	828,328
3,055,000	6.45%, 09/15/2036	3,843,572
2,235,000	6.20%, 03/15/2040	2,632,159
	Ovintiv Inc
200,000	8.13%, 09/15/2030	275,152
680,000	7.38%, 11/01/2031	922,389
570,000	6.63%, 08/15/2037	781,723
450,000	PBF Holding Co LLC / PBF Finance Corp(d) 9.25%, 05/15/2025	426,375
	Precision Drilling Corp(d)
1,225,000	7.13%, 01/15/2026	1,258,687
105,000	6.88%, 01/15/2029	109,667
280,000	Rattler Midstream LP(d) 5.63%, 07/15/2025	291,564
145,000	Renewable Energy Group Inc(d) 5.88%, 06/01/2028	149,894
270,000	Rockcliff Energy II LLC(d) 5.50%, 10/15/2029	274,050
225,000	Seventy Seven Energy Inc(f)(g)(j) 6.63%, 11/15/2025	23
	SM Energy Co
955,000	10.00%, 01/15/2025(d)	1,065,188
1,215,000	6.75%, 09/15/2026(e)	1,240,867
395,000	6.50%, 07/15/2028	408,951
	Southwestern Energy Co
770,000	5.38%, 02/01/2029(d)	823,754
1,690,000	5.38%, 03/15/2030	1,823,890
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d)
220,000	7.50%, 10/01/2025	238,150
1,060,000	5.50%, 01/15/2028	1,085,175
390,000	6.00%, 12/31/2030	399,555
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
430,000	6.50%, 07/15/2027	463,639
1,420,000	5.00%, 01/15/2028	1,491,000
140,000	6.88%, 01/15/2029	156,867
110,000	5.50%, 03/01/2030	120,278
45,000	4.88%, 02/01/2031	48,544
164,150	Transocean Pontus Ltd(d) 6.13%, 08/01/2025	164,150
295,000	Transocean Poseidon Ltd(d) 6.88%, 02/01/2027	293,504

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	USA Compression Partners LP / USA Compression Finance Corp
$ 715,000	6.88%, 04/01/2026	$ 744,459
190,000	6.88%, 09/01/2027	201,134
165,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	172,013
		58,929,174
Financial — 6.88%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	361,733
725,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 4.25%, 10/15/2027	732,250
	Ally Financial Inc
110,000	5.75%, 11/20/2025	125,779
1,665,000	8.00%, 11/01/2031	2,401,477
195,000	AmWINS Group Inc(d) 4.88%, 06/30/2029	197,740
	Bank of America Corp(h)
605,000	6.10%, Perpetual	674,654
130,000	6.50%, Perpetual	145,470
400,000	Blackstone Mortgage Trust Inc REIT(d) 3.75%, 01/15/2027	396,500
	CIT Group Inc
95,000	5.00%, 08/15/2022	98,325
410,000	5.00%, 08/01/2023	438,188
835,000	5.25%, 03/07/2025	929,981
	CNO Financial Group Inc
370,000	5.25%, 05/30/2025	416,426
740,000	5.25%, 05/30/2029	867,192
620,000	Cobra Acquisition Co LLC 6.38%, 11/01/2029	620,000
	Coinbase Global Inc(d)
300,000	3.38%, 10/01/2028	288,249
290,000	3.63%, 10/01/2031	275,681
200,000	Credit Suisse Group AG(d)(h) 6.38%, Perpetual	219,500
755,000	Deutsche Bank AG 3.73%, 01/14/2032	779,526
1,170,000	Diversified Healthcare Trust REIT 9.75%, 06/15/2025	1,279,687
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	328,095
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	334,538
749,000	8.25%, 04/15/2025	763,980
730,000	6.63%, 01/15/2027	709,925
	goeasy Ltd(d)
130,000	5.38%, 12/01/2024	133,900
655,000	4.38%, 05/01/2026	673,012
195,000	Home Point Capital Inc(d) 5.00%, 02/01/2026	176,771
Principal Amount(a)		Fair Value
Financial — (continued)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
$ 350,000	6.75%, 02/01/2024	$ 354,375
350,000	6.25%, 05/15/2026	365,750
1,380,000	5.25%, 05/15/2027	1,431,750
195,000	4.38%, 02/01/2029	194,756
1,115,000	Iron Mountain Inc REIT(d) 5.25%, 03/15/2028	1,165,175
	iStar Inc REIT
505,000	4.75%, 10/01/2024	534,037
395,000	4.25%, 08/01/2025	410,298
1,705,000	5.50%, 02/15/2026	1,781,725
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
110,000	5.25%, 10/01/2025	111,367
775,000	4.25%, 02/01/2027	767,250
940,000	4.75%, 06/15/2029	933,373
393,000	Lloyds Banking Group PLC(h) 7.50%, Perpetual	439,669
	Nationstar Mortgage Holdings Inc(d)
180,000	6.00%, 01/15/2027	188,424
920,000	5.50%, 08/15/2028	947,600
120,000	5.13%, 12/15/2030	120,265
	OneMain Finance Corp
190,000	6.88%, 03/15/2025	213,513
100,000	8.88%, 06/01/2025	108,500
240,000	7.13%, 03/15/2026	278,100
1,190,000	6.63%, 01/15/2028	1,368,500
1,440,000	5.38%, 11/15/2029	1,560,744
200,000	4.00%, 09/15/2030	199,000
	PennyMac Financial Services Inc(d)
380,000	5.38%, 10/15/2025	390,811
575,000	5.75%, 09/15/2031	574,132
1,100,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	1,119,250
1,240,000	Provident Funding Associates LP / PFG Finance Corp(d) 6.38%, 06/15/2025	1,261,700
845,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 5.75%, 01/15/2029	876,485
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	157,184
	Societe Generale SA(d)(e)(h)
330,000	4.75%, Perpetual	337,220
295,000	5.38%, Perpetual	315,836
490,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	515,725
		33,391,093
Industrial — 6.05%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	333,926
845,000	4.63%, 05/15/2030	868,237

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d)
$ 275,000	3.25%, 09/01/2028	$ 274,313
1,260,000	4.00%, 09/01/2029	1,274,175
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 4.13%, 08/15/2026	622,800
305,000	Berry Global Inc(d) 5.63%, 07/15/2027	322,297
300,000	Boise Cascade Co(d) 4.88%, 07/01/2030	320,250
	Builders FirstSource Inc(d)
387,000	6.75%, 06/01/2027	410,220
670,000	4.25%, 02/01/2032	685,075
270,000	Cemex SAB de CV(d) 5.45%, 11/19/2029	292,613
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	822,510
	GFL Environmental Inc(d)
1,015,000	5.13%, 12/15/2026	1,065,862
1,050,000	4.00%, 08/01/2028(e)	1,042,125
300,000	3.50%, 09/01/2028	301,875
115,000	4.75%, 06/15/2029	118,163
890,000	Great Lakes Dredge & Dock Corp(d) 5.25%, 06/01/2029	921,150
835,000	Imola Merger Corp(d) 4.75%, 05/15/2029	863,823
350,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	366,888
265,000	JELD-WEN Inc(d) 4.88%, 12/15/2027	276,141
935,000	Louisiana-Pacific Corp(d) 3.63%, 03/15/2029	940,844
1,065,000	Madison IAQ LLC(d) 4.13%, 06/30/2028	1,065,000
	Masonite International Corp(d)
170,000	5.38%, 02/01/2028	179,010
945,000	3.50%, 02/15/2030	937,912
	Mauser Packaging Solutions Holding Co(d)
730,000	5.50%, 04/15/2024	736,387
125,000	8.50%, 04/15/2024	129,375
125,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(d) 4.38%, 10/15/2028	125,469
1,105,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	1,103,619
605,000	RBS Global Inc / Rexnord LLC(d) 4.88%, 12/15/2025	619,750
635,000	Roller Bearing Co of America Inc(d) 4.38%, 10/15/2029	650,875
Principal Amount(a)		Fair Value
Industrial — (continued)
$1,175,000	Sensata Technologies BV(d) 4.00%, 04/15/2029	$ 1,196,091
1,285,000	Sensata Technologies Inc(d) 3.75%, 02/15/2031	1,293,789
	Standard Industries Inc(d)
395,000	5.00%, 02/15/2027	407,344
445,000	4.75%, 01/15/2028	461,687
150,000	3.38%, 01/15/2031	142,755
620,000	Stevens Holding Co Inc(d) 6.13%, 10/01/2026	668,825
905,000	Terex Corp(d) 5.00%, 05/15/2029	937,806
230,000	TopBuild Corp(d) 4.13%, 02/15/2032	232,300
	TransDigm Inc
805,000	6.25%, 03/15/2026(d)	839,212
175,000	6.38%, 06/15/2026	180,541
475,000	5.50%, 11/15/2027	488,062
270,000	4.63%, 01/15/2029	269,529
2,365,000	4.88%, 05/01/2029	2,369,399
300,000	TTM Technologies Inc(d)(e) 4.00%, 03/01/2029	298,815
1,475,000	Waste Pro USA Inc(d) 5.50%, 02/15/2026	1,489,750
395,000	WESCO Distribution Inc(d) 7.25%, 06/15/2028	437,462
		29,384,051
Technology — 1.82%
720,000	Black Knight InfoServ LLC(d) 3.63%, 09/01/2028	723,600
1,195,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	1,275,483
285,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	292,125
390,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	388,694
	Dell International LLC / EMC Corp
430,000	7.13%, 06/15/2024(d)	439,675
715,000	6.02%, 06/15/2026	850,512
185,000	Diebold Nixdorf Inc(d) 9.38%, 07/15/2025	202,460
605,000	Microchip Technology Inc 4.25%, 09/01/2025	632,667
820,000	Qorvo Inc(d) 3.38%, 04/01/2031	864,608
160,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(d) 5.75%, 06/01/2025	168,000
	Twilio Inc
1,130,000	3.63%, 03/15/2029	1,155,990
210,000	3.88%, 03/15/2031	215,000
205,000	Western Digital Corp 4.75%, 02/15/2026	227,042

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$1,400,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	$ 1,393,000
		8,828,856
Utilities — 1.71%
	Calpine Corp(d)
238,000	5.25%, 06/01/2026	244,838
1,480,000	4.50%, 02/15/2028	1,509,600
470,000	4.63%, 02/01/2029	462,950
155,000	5.00%, 02/01/2031	155,000
	NRG Energy Inc
190,000	3.75%, 06/15/2024(d)	202,666
75,000	6.63%, 01/15/2027	77,696
255,000	5.25%, 06/15/2029(d)	271,256
1,365,000	3.88%, 02/15/2032(d)	1,349,644
	Pacific Gas & Electric Co
365,000	2.95%, 03/01/2026	374,713
705,000	3.30%, 03/15/2027	731,762
	Vistra Operations Co LLC(d)
110,000	3.55%, 07/15/2024	115,701
650,000	5.50%, 09/01/2026	667,843
265,000	5.63%, 02/15/2027	274,291
1,595,000	5.00%, 07/31/2027	1,646,837
190,000	4.30%, 07/15/2029	202,494
		8,287,291
TOTAL CORPORATE BONDS AND NOTES — 70.44% (Cost $334,205,792)		$341,963,909
CONVERTIBLE BONDS
Communications — 4.35%
842,000	Airbnb Inc(d)(i) 0.40%, 03/15/2026	827,265
740,000	Booking Holdings Inc(e) 0.75%, 05/01/2025	1,086,690
579,000	Cable One Inc(d)(e) 1.13%, 03/15/2028	587,471
862,000	DISH Network Corp(d)(i) (3.88%), 12/15/2025	1,030,090
916,000	Etsy Inc(d) 0.25%, 06/15/2028	1,039,202
627,000	Expedia Group Inc(d)(e)(i) (1.69%), 02/15/2026	676,941
438,000	Fiverr International Ltd(d)(i) (2.91%), 11/01/2025	497,130
416,000	fuboTV Inc(d) 3.25%, 02/15/2026	376,498
587,000	Liberty Broadband Corp(d) 1.25%, 09/30/2050	596,098
	Liberty Media Corp
218,000	1.38%, 10/15/2023	296,799
578,000	2.75%, 12/01/2049(d)	598,808
473,000	0.50%, 12/01/2050(d)	567,836
257,000	Lyft Inc 1.50%, 05/15/2025	399,506
Principal Amount(a)		Fair Value
Communications — (continued)
	Match Group Financeco Inc(d)
$ 25,000	0.88%, 10/01/2022	$ 89,223
519,000	0.88%, 06/15/2026	973,125
958,000	Okta Inc 0.38%, 06/15/2026	1,169,699
1,335,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,204,183
731,000	Sea Ltd 0.25%, 09/15/2026	739,772
440,000	Shopify Inc 0.13%, 11/01/2025	538,560
	Snap Inc
167,000	0.75%, 08/01/2026	544,754
908,000	(2.32%), 05/01/2027(d)(i)	1,043,360
484,000	TechTarget Inc(d) 0.13%, 12/15/2025	639,738
1,132,000	Twitter Inc(d)(i) 1.73%, 03/15/2026	1,050,881
895,000	Uber Technologies Inc(d)(i) 0.67%, 12/15/2025	870,504
911,000	Wayfair Inc 0.63%, 10/01/2025	910,544
562,000	Zendesk Inc 0.63%, 06/15/2025	714,583
684,000	Zillow Group Inc 2.75%, 05/15/2025	1,064,918
		21,134,178
Consumer, Cyclical — 2.66%
110,000	American Eagle Outfitters Inc 3.75%, 04/15/2025	336,809
704,000	Burlington Stores Inc 2.25%, 04/15/2025	1,022,560
722,000	Cheesecake Factory Inc 0.38%, 06/15/2026	687,705
138,000	Dick's Sporting Goods Inc 3.25%, 04/15/2025	506,201
1,080,000	DraftKings Inc(d)(i) 2.10%, 03/15/2028	950,940
1,152,000	Ford Motor Co(d)(i) (1.63%), 03/15/2026	1,242,000
603,000	IMAX Corp(d) 0.50%, 04/01/2026	589,013
739,000	JetBlue Airways Corp(d)(e) 0.50%, 04/01/2026	724,105
338,000	National Vision Holdings Inc 2.50%, 05/15/2025	649,039
416,000	NCL Corp Ltd 5.38%, 08/01/2025	710,112
93,000	Penn National Gaming Inc 2.75%, 05/15/2026	296,763
191,000	RH(i) (23.05%), 09/15/2024	600,638
823,000	Royal Caribbean Cruises Ltd(d) 2.88%, 11/15/2023	1,063,727
644,000	Shake Shack Inc(d)(i) 2.80%, 03/01/2028	545,981
1,095,000	Southwest Airlines Co 1.25%, 05/01/2025	1,635,656

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 737,000	Vail Resorts Inc(d)(e)(i) (1.49%), 01/01/2026	$ 786,748
427,000	Winnebago Industries Inc 1.50%, 04/01/2025	565,485
		12,913,482
Consumer, Non-Cyclical — 3.21%
608,000	Beauty Health Co/The(d) 1.25%, 10/01/2026	671,840
317,000	Brookdale Senior Living Inc 2.00%, 10/15/2026	334,831
549,000	Chegg Inc(i) 0.30%, 09/01/2026	541,039
365,000	CONMED Corp 2.63%, 02/01/2024	564,153
961,000	Dexcom Inc 0.25%, 11/15/2025	1,138,785
250,000	Envista Holdings Corp 2.38%, 06/01/2025	518,654
876,000	Exact Sciences Corp 0.38%, 03/01/2028	940,439
675,000	Guardant Health Inc(d)(i) (2.07%), 11/15/2027	772,875
337,000	Halozyme Therapeutics Inc(d) 0.25%, 03/01/2027	305,280
363,000	Insmed Inc 0.75%, 06/01/2028	396,804
383,000	Insulet Corp 0.38%, 09/01/2026	532,609
290,000	Integra LifeSciences Holdings Corp(k) 0.50%, 08/15/2025	318,565
516,000	Ironwood Pharmaceuticals Inc(e) 1.50%, 06/15/2026	617,871
174,000	Natera Inc 2.25%, 05/01/2027	520,260
834,000	NeoGenomics Inc 0.25%, 01/15/2028	843,382
198,000	Novavax Inc 3.75%, 02/01/2023	341,798
234,000	Novocure Ltd(d)(i) (1.47%), 11/01/2025	248,961
364,000	Omnicell Inc 0.25%, 09/15/2025	580,484
585,000	Pacira BioSciences Inc 0.75%, 08/01/2025	629,606
192,000	Repligen Corp 0.38%, 07/15/2024	485,549
262,000	Revance Therapeutics Inc(k) 1.75%, 02/15/2027	300,881
764,000	Shift4 Payments Inc(d)(i) (3.98%), 12/15/2025	917,682
	Square Inc
422,000	0.13%, 03/01/2025	855,549
843,000	0.25%, 11/01/2027(d)(e)	993,956
398,000	Tandem Diabetes Care Inc(d) 1.50%, 05/01/2025	508,060
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 721,000	Teladoc Health Inc 1.25%, 06/01/2027	$ 724,199
		15,604,112
Energy — 0.67%
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	214,487
304,000	Enphase Energy Inc(d)(i) 1.26%, 03/01/2028	281,200
346,000	EQT Corp 1.75%, 05/01/2026	545,469
837,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	1,350,918
294,000	SolarEdge Technologies Inc(i) (4.90%), 09/15/2025	364,707
606,000	Sunrun Inc(d)(i) 4.01%, 02/01/2026	516,173
		3,272,954
Financial — 0.16%
249,000	Redfin Corp(d)(i) 0.09%, 10/15/2025	248,098
465,629	SoFi Technologies Inc(i) 0.00%, 10/15/2026	506,000
		754,098
Industrial — 0.32%
707,000	John Bean Technologies Corp(d) 0.25%, 05/15/2026	747,653
559,000	Middleby Corp/The 1.00%, 09/01/2025	797,413
		1,545,066
Technology — 3.57%
921,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,005,546
702,000	Avalara Inc(d) 0.25%, 08/01/2026	720,652
663,000	Bentley Systems Inc(d) 0.38%, 07/01/2027	668,105
620,000	BigCommerce Holdings Inc(d) 0.25%, 10/01/2026	624,981
	Bill.com Holdings Inc(d)(i)
323,000	(10.48%), 12/01/2025	573,456
391,000	(0.83%), 04/01/2027	409,817
507,000	Box Inc(d)(i) (2.70%), 01/15/2026	573,433
635,000	Ceridian HCM Holding Inc(d) 0.25%, 03/15/2026	683,895
1,006,000	Cloudflare Inc(d)(i) 0.74%, 08/15/2026	970,790
944,000	Coupa Software Inc 0.38%, 06/15/2026	1,018,930
424,000	CyberArk Software Ltd(i) (5.01%), 11/15/2024	502,605

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 431,000	Datadog Inc 0.13%, 06/15/2025	$ 711,538
445,000	DocuSign Inc(d)(e)(i) (1.80%), 01/15/2024	464,135
538,000	Envestnet Inc(d) 0.75%, 08/15/2025	544,321
506,000	Everbridge Inc(d)(i) (1.60%), 03/15/2026	544,922
231,000	Five9 Inc 0.50%, 06/01/2025	311,510
255,000	HubSpot Inc 0.38%, 06/01/2025	617,128
612,000	Lumentum Holdings Inc 0.50%, 12/15/2026	672,188
343,000	Microchip Technology Inc 1.63%, 02/15/2027	783,231
239,000	MicroStrategy Inc(d)(i) 6.67%, 02/15/2027	175,947
638,000	ON Semiconductor Corp(d)(e)(i) (2.77%), 05/01/2027	754,867
946,000	RingCentral Inc(i) 0.43%, 03/01/2025	932,401
259,000	Sailpoint Technologies Holdings Inc 0.13%, 09/15/2024	416,343
877,000	Splunk Inc 1.13%, 06/15/2027	860,008
86,000	Teradyne Inc 1.25%, 12/15/2023	297,130
483,000	Zscaler Inc 0.13%, 07/01/2025	880,845
608,000	Zynga Inc(d)(i) 0.68%, 12/15/2026	587,100
		17,305,824
TOTAL CONVERTIBLE BONDS — 14.94% (Cost $66,763,495)		$72,529,714
Shares
COMMON STOCK
Communications — 0.19%
10,900	Altice Inc Class A(l)	225,848
11,439	iHeartMedia Inc Class A(l)	286,204
67,050	Sirius XM Holdings Inc(e)	409,005
		921,057
Consumer, Cyclical — 0.12%
5,002	General Motors Co(l)	263,655
7,505	PulteGroup Inc	344,630
		608,285
Consumer, Non-Cyclical — 0.06%
15,720	Ortho Clinical Diagnostics Holdings PLC(l)	290,506
Shares		Fair Value
Energy — 0.03%
1,254	Oasis Petroleum Inc	$ 124,673
Financial — 0.01%
27,396	Stearns Holdings LLC Class B(j)(l)	27,396
Technology — 0.16%
422	Lam Research Corp	240,181
900	ServiceNow Inc(l)	560,043
		800,224
Utilities — 0.05%
338	Genon Energy Inc(j)(l)	56,480
11,830	Vistra Corp	202,293
		258,773
TOTAL COMMON STOCK — 0.62% (Cost $3,011,986)		$3,030,914
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.17%
4,878	Aptiv PLC 5.50%	822,178
Consumer, Non-Cyclical — 1.14%
6,862	Avantor Inc 6.25%	861,117
6,310	Boston Scientific Corp 5.50%	732,735
6,922	Bunge Ltd 4.88%	823,319
1,281	Danaher Corp 5.00%(e)	2,072,723
9,641	Elanco Animal Health Inc 5.00%(e)	473,180
3,809	Sabre Corp 6.50%	581,104
		5,544,178
Financial — 0.48%
354	2020 Mandatory Exchangeable Trust 6.50%(d)	547,638
694	Bank of America Corp 7.25%	997,417
10,110	KKR & Co Inc 6.00%(e)	792,118
		2,337,173
Industrial — 0.30%
6,146	RBC Bearings Inc 5.00%	677,658
7,377	Stanley Black & Decker Inc 5.25%(e)	776,651
		1,454,309
Technology — 0.51%
1,292	Broadcom Inc 8.00%	1,979,796
5,696	Clarivate PLC 5.25%	494,027
		2,473,823

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — 0.94%
8,562	AES Corp 6.88%(e)	$ 828,288
14,565	DTE Energy Co 6.25%	727,085
6,697	Essential Utilities Inc 6.00%	383,872
36,023	NextEra Energy Inc 4.87%	2,104,778
5,461	PG&E Corp 5.50%	523,168
		4,567,191
TOTAL CONVERTIBLE PREFERRED STOCK — 3.54% (Cost $16,174,110)		$17,198,852
PREFERRED STOCK
Financial — 0.01%
1,201	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	30,313
TOTAL PREFERRED STOCK — 0.01% (Cost $30,580)		$30,313
RIGHTS
Utilities — 0.00%(m)
18,138	Texas Competitive Electric Holdings(j)(l)	22,672
TOTAL RIGHTS — 0.00%(m) (Cost $20,531)		$22,672
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,438,000	BlackRock FedFund Institutional Class(n), 0.03%(o)	1,438,000
1,300,000	Federated Hermes Government Obligations Fund Premier Shares(n), 0.03%(o)	1,300,000
1,040,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(n), 0.01%(o)	1,040,000
1,358,000	Goldman Sachs Financial Square Government Fund Institutional Class(n), 0.03%(o)	1,358,000
1,770,000	Invesco Government & Agency Portfolio Institutional Class(n), 0.03%(o)	1,770,000
1,328,000	JPMorgan U.S. Government Money Market Fund Capital Shares(n), 0.03%(o)	1,328,000
1,286,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(n), 0.03%(o)	1,286,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.96% (Cost $9,520,000)		$9,520,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.26%
$4,862,585	Undivided interest of 5.27% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $4,862,585 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(n)	$ 4,862,585
4,862,585	Undivided interest of 6.41% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $4,862,585 on 10/1/21 collateralized by U.S. Government Agency securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(n)	4,862,585
1,229,136	Undivided interest of 70.42% in a repurchase agreement (principal amount/value $1,745,383 with a maturity value of $1,745,386) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/21 to be repurchased at $1,229,136 on 10/1/21 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.00%, 1/6/22 - 4/1/51, with a value of $1,780,294.(n)	1,229,136
TOTAL SHORT TERM INVESTMENTS — 2.26% (Cost $10,954,306)		$10,954,306
TOTAL INVESTMENTS — 100.89% (Cost $475,126,876)		$489,825,648
OTHER ASSETS & LIABILITIES, NET — (0.89)%		$(4,322,808)
TOTAL NET ASSETS — 100.00%		$485,502,840

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2021.
(c)	All or a portion of this position has not settled as of September 30, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at September 30, 2021.
(f)	Security in bankruptcy at September 30, 2021.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is fair valued using significant unobservable inputs.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Non-income producing security.
(m)	Represents less than 0.005% of net assets.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of September 30, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 30, 2021, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
Integra LifeSciences Holdings Corp	0.50%	08/15/2025	02/16/2021	$290,641	$318,565	0.07%
Revance Therapeutics Inc	1.75	02/15/2027	02/16/2021	267,300	300,881	0.06
				$557,941	$619,446	0.13%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing

September 30, 2021

services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.

September 30, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$34,574,968	$—	$34,574,968
Corporate Bonds and Notes	—	341,963,886	23	341,963,909
Convertible Bonds	—	72,529,714	—	72,529,714
Common Stock	2,947,038	—	83,876	3,030,914
Convertible Preferred Stock	997,417	16,201,435	—	17,198,852
Preferred Stock	30,313	—	—	30,313
Rights	—	—	22,672	22,672
Government Money Market Mutual Funds	9,520,000	—	—	9,520,000
Short Term Investments	—	10,954,306	—	10,954,306
Total investments, at fair value:	13,494,768	476,224,309	106,571	489,825,648
Total Assets	$13,494,768	$476,224,309	$106,571	$489,825,648
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $93,834 in forward contracts for the reporting period. At September 30, 2021, there were no forward foreign currency contracts held.

September 30, 2021